SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expenses And Other Current Assets
Amounts due from government institutions	$ 61	$ 103
Prepaid expenses and other receivables	91	429
Total prepaid expenses and other current assets	$ 152	$ 532